Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel consists of the following:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Fixed	3,611	2,706	2,481
Variable	1,818	1,543	1,317
Share-based compensation expenses	14,033	14,325	17,016

Total	19,462	18,574	20,814

Summary of Compensation for the Supervisory Board
Total compensation for the non-executive members of the Board amounted to €1.7 million in 2023:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Total
Board compensation	80	60	56	43	43	23	43	348
Share-based compensation expenses	203	203	203	203	203	97	206	1,318

Total	283	263	259	246	246	120	249	1,666

Total compensation for the non-executive members of the Board amounted to €1.7 million in 2022:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen und Halbach	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Nancy Valente	Eliot Forster	Total
Board compensation	80	40	55	52	40	40	32	40	379
Share-based compensation expenses	178	206	177	177	177	177	64	180	1,336

Total	258	246	232	229	217	217	96	220	1,715

Total compensation for the non-executive members of the Board amounted to €2.1 million in 2021:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen und Halbach	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Board compensation	80	20	55	53	40	40	20	40	348
Travel expenses	—	1	10	—	3	—	—	1	15
Share-based compensation expenses	1,143	30	114	114	114	114	—	122	1,751

Total	1,223	51	179	167	157	154	20	163	2,114

Summary of Options Granted to Managing Director and Supervisory Directors	The following options were granted to Immatics’ Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Executive Director
Harpreet Singh	Performance- based options	June 30, 2020	1,598,000	10.00	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10.00	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10.00	June 30, 2030
Harpreet Singh	Converted options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Harpreet Singh	Service options	December 9, 2021	168,000	11.00	December 9, 2031
Harpreet Singh	Service options	June 14, 2022	135,000	7.94	June 14, 2032
Harpreet Singh	Service options	December 13, 2022	388,000	9.75	December 13, 2032
Harpreet Singh	Service options	December 5, 2023	390,000	9.06	December 5, 2033
Non-executive Directors
Peter Chambré	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10.00	June 30, 2030
Peter Chambré	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Peter Chambré	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Peter Chambré	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Adam Stone	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Adam Stone	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Adam Stone	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Adam Stone	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Heather L. Mason	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Heather L. Mason	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Heather L. Mason	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Heather L. Mason	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Michael G. Atieh	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Michael G. Atieh	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Michael G. Atieh	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Michael G. Atieh	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Paul Carter	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Paul Carter	Service options	December 9, 2021	15,000	11.00	December 9, 2031

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Paul Carter	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Paul Carter	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
Eliot Forster	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Eliot Forster	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Eliot Forster	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Mathias Hothum	Service options	June 27, 2023	25,000	11.41	June 27, 2033